Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities
NOTE 21	Fair Values of Assets and Liabilities

The Company uses fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Derivatives, trading and available-for-sale investment securities, MSRs and substantially all MLHFS are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-fair value accounting or impairment write-downs of individual assets.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset and the risk of nonperformance.

The Company groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure financial assets and financial liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

–	Level 1 — Quoted prices in active markets for identical assets or liabilities. Level 1 includes U.S. Treasury securities, as well as exchange-traded instruments.

–	Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and which are typically valued using third party pricing services; derivative contracts and other assets and liabilities, including securities, whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data; and MLHFS whose values are determined using quoted prices for similar assets or pricing models with inputs that are observable in the market or can be corroborated by observable market data.

–	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category includes MSRs, certain debt securities and certain derivative contracts.

When the Company changes its valuation inputs for measuring financial assets and financial liabilities at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period in which the transfers occur. During the years ended December 31, 2017, 2016 and 2015, there were no transfers of financial assets or financial liabilities between the hierarchy levels.

The Company has processes and controls in place to increase the reliability of estimates it makes in determining fair value measurements. Items quoted on an exchange are verified to the quoted price. Items provided by a third party pricing service are subject to price verification procedures as described in more detail in the specific valuation discussions below. For fair value measurements modeled internally, the Company’s valuation models are subject to the Company’s Model Risk Governance Policy and Program, as maintained by the Company’s risk management department. The purpose of model validation is to assess the accuracy of the models’ input, processing, and reporting components. All models are required to be independently reviewed and approved prior to being placed in use, and are subject to formal change control procedures. Under the Company’s Model Risk Governance Policy, models are required to be reviewed at least annually to ensure they are operating as intended. Inputs into the models are market observable inputs whenever available. When market observable inputs are not available, the inputs are developed based upon analysis of historical experience and evaluation of other relevant market data. Significant unobservable model inputs are subject to review by senior management in corporate functions, who are independent from the modeling. Significant unobservable model inputs are also compared to actual results, typically on a quarterly basis. Significant Level 3 fair value measurements are also subject to corporate-level review and are benchmarked to market transactions or other market data, when available. Additional discussion of processes and controls are provided in the valuation methodologies section that follows.

The following section describes the valuation methodologies used by the Company to measure financial assets and liabilities at fair value and for estimating fair value for financial instruments not recorded at fair value as required under disclosure guidance related to the fair value of financial instruments. In addition, the following section includes an indication of the level of the fair value hierarchy in which the assets or liabilities are classified. Where appropriate, the description includes information about the valuation models and key inputs to those models. During the years ended December 31, 2017, 2016 and 2015, there were no significant changes to the valuation techniques used by the Company to measure fair value.

Cash and Due From Banks The carrying value of cash and due from banks approximate fair value and are classified within Level 1. Fair value is provided for disclosure purposes only.

Federal Funds Sold and Securities Purchased Under Resale Agreements The carrying value of federal funds sold and securities purchased under resale agreements approximate fair value because of the relatively short time between the origination of the instrument and its expected realization and are classified within Level 2. Fair value is provided for disclosure purposes only.

Investment Securities When quoted market prices for identical securities are available in an active market, these prices are used to determine fair value and these securities are classified within Level 1 of the fair value hierarchy. Level 1 investment securities include U.S. Treasury and exchange-traded securities.

For other securities, quoted market prices may not be readily available for the specific securities. When possible, the Company determines fair value based on market observable information, including quoted market prices for similar securities, inactive transaction prices, and broker quotes. These securities are classified within Level 2 of the fair value hierarchy. Level 2 valuations are generally provided by a third party pricing service. The Company reviews the valuation methodologies utilized by the pricing service and, on a quarterly basis, reviews the security level prices provided by the pricing service against management’s expectation of fair value, based on changes in various benchmarks and market knowledge from recent trading activity. Additionally, each quarter, the Company validates the fair value provided by the pricing services by comparing them to recent observable market trades (where available), broker provided quotes, or other independent secondary pricing sources. Prices obtained from the pricing service are adjusted if they are found to be inconsistent with relevant market data. Level 2 investment securities are predominantly agency mortgage-backed securities, certain other asset-backed securities, obligations of state and political subdivisions and agency debt securities.

The fair value of securities for which there are no market trades, or where trading is inactive as compared to normal market activity, are classified within Level 3 of the fair value hierarchy. The Company determines the fair value of these securities by using a discounted cash flow methodology and incorporating observable market information, where available. These valuations are modeled by a unit within the Company’s treasury department. The valuations use assumptions regarding housing prices, interest rates and borrower performance. Inputs are refined and updated at least quarterly to reflect market developments and actual performance. The primary valuation drivers of these securities are the prepayment rates, default rates and default severities associated with the underlying collateral, as well as the discount rate used to calculate the present value of the projected cash flows. Level 3 fair values, including the assumptions used, are subject to review by senior management in corporate functions, who are independent from the modeling. The fair value measurements are also compared to fair values provided by third party pricing services and broker provided quotes, where available. Securities classified within Level 3 include non-agency mortgage-backed securities, non-agency commercial mortgage-backed securities, certain asset-backed securities and certain corporate debt securities. At December 31, 2017, the Company did not have any available-for-sale investment securities classified within Level 3.

Mortgage Loans Held For Sale MLHFS measured at fair value, for which an active secondary market and readily available market prices exist, are initially valued at the transaction price and are subsequently valued by comparison to instruments with similar collateral and risk profiles. MLHFS are classified within Level 2. The valuations of MLHFS are developed by the mortgage banking division and are subject to independent price verification procedures by corporate functions. Included in mortgage banking revenue were net gains of $84 million, $33 million and $27 million for the years ended December 31, 2017, 2016 and 2015, respectively, from the changes to fair value of these MLHFS under fair value option accounting guidance. Changes in fair value due to instrument specific credit risk were immaterial. Interest income for MLHFS is measured based on contractual interest rates and reported as interest income on the Consolidated Statement of Income. Electing to measure MLHFS at fair value reduces certain timing differences and better matches changes in fair value of these assets with changes in the value of the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting.

Loans The loan portfolio includes adjustable and fixed-rate loans, the fair value of which is estimated using discounted cash flow analyses and other valuation techniques. The expected cash flows of loans consider historical prepayment experiences and estimated credit losses and are discounted using current rates offered to borrowers with similar credit characteristics. Generally, loan fair values reflect Level 3 information. Fair value is provided for disclosure purposes only, with the exception of impaired collateral-based loans that are measured at fair value on a non-recurring basis utilizing the underlying collateral fair value.

Mortgage Servicing Rights MSRs are valued using a discounted cash flow methodology, and are classified within Level 3. The Company determines fair value of the MSRs by projecting future cash flows for different interest rate scenarios using prepayment rates and other assumptions, and discounts these cash flows using a risk adjusted rate based on option adjusted spread levels. The MSR valuations, as well as the assumptions used, are developed by the mortgage banking division and are subject to review by senior management in corporate functions, who are independent from the modeling. The MSR valuations and assumptions are validated through comparison to trade information when available, publicly available data and industry surveys and are also compared to independent third party valuations each quarter. Risks inherent in MSR valuation include higher than expected prepayment rates and/or delayed receipt of cash flows. There is minimal observable market activity for MSRs on comparable portfolios and, therefore, the determination of fair value requires significant management judgment. Refer to Note 9 for further information on MSR valuation assumptions.

Derivatives The majority of derivatives held by the Company are executed over-the-counter or centrally cleared through clearinghouses and are valued using standard cash flow, Black-Derman-Toy and Monte Carlo valuation techniques. The models incorporate inputs, depending on the type of derivative, including interest rate curves, foreign exchange rates and volatility. The inputs into these models are subject to independent review by corporate functions. Additionally, the Company’s valuations are compared to counterparty valuations, where available. All derivative values incorporate an assessment of the risk of counterparty nonperformance, measured based on the Company’s evaluation of credit risk as well as external assessments of credit risk, where available. The Company monitors and manages its nonperformance risk by considering its ability to net derivative positions under master netting arrangements, as well as collateral received or provided under collateral arrangements. Accordingly, the Company has elected to measure the fair value of derivatives, at a counterparty level, on a net basis. The majority of the derivatives are classified within Level 2 of the fair value hierarchy, as the significant inputs to the models, including nonperformance risk, are observable. However, certain derivative transactions are with counterparties where risk of nonperformance cannot be observed in the market and, therefore, the credit valuation adjustments result in these derivatives being classified within Level 3 of the fair value hierarchy. The credit valuation adjustments for nonperformance risk are determined by the Company’s treasury department using credit assumptions provided by the risk management department. The credit assumptions are compared to actual results quarterly and are recalibrated as appropriate.

The Company also has other derivative contracts that are created through its operations, including commitments to purchase and originate mortgage loans and swap agreements executed in conjunction with the sale of a portion of its Class B common shares of Visa Inc. (the “Visa swaps”). The mortgage loan commitments are valued by pricing models that include market observable and unobservable inputs, which result in the commitments being classified within Level 3 of the fair value hierarchy. The unobservable inputs include assumptions about the percentage of commitments that actually become a closed loan and the MSR value that is inherent in the underlying loan value, both of which are developed by the Company’s mortgage banking division. The closed loan percentages for the mortgage loan commitments are monitored on an on-going basis, as these percentages are also used for the Company’s economic hedging activities. The inherent MSR value for the commitments are generated by the same models used for the Company’s MSRs and thus are subject to the same processes and controls as described for the MSRs above. The Visa swaps require payments by either the Company or the purchaser of the Visa Inc. Class B common shares when there are changes in the conversion rate of the Visa Inc. Class B common shares to Visa Inc. Class A common shares, as well as quarterly payments to the purchaser based on specified terms of the agreements. Management reviews and updates the Visa swaps fair value in conjunction with its review of Visa Inc. related litigation contingencies, and the associated escrow funding. The fair value of the Visa swaps are calculated by the Company’s corporate development department using a discounted cash flow methodology which includes unobservable inputs about the timing and settlement amounts related to the resolution of certain Visa Inc. related litigation. The expected litigation resolution impacts the Visa Inc. Class B common share to Visa Inc. Class A common share conversion rate, as well as the ultimate termination date for the Visa swaps. Accordingly, the Visa swaps are classified within Level 3. Refer to Note 22 for further information on the Visa Inc. restructuring and related card association litigation.

Other Financial Instruments Other financial instruments include cost method equity investments and certain community development and tax-advantaged related assets and liabilities. The majority of the Company’s cost method equity investments are in Federal Home Loan Bank and Federal Reserve Bank stock, for which the carrying amounts approximate fair value and are classified within Level 2. Investments in other equity and limited partnership funds are estimated using fund provided net asset values. These equity investments are classified within Level 3. The community development and tax-advantaged related asset balances primarily represent the underlying assets of consolidated community development and tax-advantaged entities. The community development and tax-advantaged related liabilities represent the underlying liabilities of the consolidated entities (included in long-term debt) and liabilities related to other third party interests (included in other liabilities). The carrying value of the community development and tax-advantaged related asset and other liability balances are a reasonable estimate of fair value and are classified within Level 3. Refer to Note 7 for further information on community development and tax-advantaged related assets and liabilities. Fair value is provided for disclosure purposes only.

Deposit Liabilities The fair value of demand deposits, savings accounts and certain money market deposits is equal to the amount payable on demand. The fair value of fixed-rate certificates of deposit is estimated by discounting the contractual cash flow using current market rates. Deposit liabilities are classified within Level 2. Fair value is provided for disclosure purposes only.

Short-term Borrowings Federal funds purchased, securities sold under agreements to repurchase, commercial paper and other short-term funds borrowed have floating rates or short-term maturities. The fair value of short-term borrowings is determined by discounting contractual cash flows using current market rates. Short-term borrowings are classified within Level 2. Included in short-term borrowings is the Company’s obligation on securities sold short, which is required to be accounted for at fair value per applicable accounting guidance. Fair value for other short-term borrowings is provided for disclosure purposes only.

Long-term Debt The fair value for most long-term debt is determined by discounting contractual cash flows using current market rates. Long-term debt is classified within Level 2. Fair value is provided for disclosure purposes only.

Loan Commitments, Letters of Credit and Guarantees The fair value of commitments, letters of credit and guarantees represents the estimated costs to terminate or otherwise settle the obligations with a third party. Other loan commitments, letters of credit and guarantees are not actively traded, and the Company estimates their fair value based on the related amount of unamortized deferred commitment fees adjusted for the probable losses for these arrangements. These arrangements are classified within Level 3. Fair value is provided for disclosure purposes only.

Significant Unobservable Inputs of Level 3 Assets and Liabilities

The following section provides information on the significant inputs used by the Company to determine the fair value measurements of Level 3 assets and liabilities recorded at fair value on the Consolidated Balance Sheet. In addition, the following section includes a discussion of the sensitivity of the fair value measurements to changes in the significant inputs and a description of any interrelationships between these inputs for Level 3 assets and liabilities recorded at fair value on a recurring basis. The discussion below excludes nonrecurring fair value measurements of collateral value used for impairment measures for loans and OREO. These valuations utilize third party appraisal or broker price opinions, and are classified as Level 3 due to the significant judgment involved.

Available-For-Sale Investment Securities The significant unobservable inputs used in the fair value measurement of the Company’s modeled Level 3 available-for-sale investment securities are prepayment rates, probability of default and loss severities associated with the underlying collateral, as well as the discount margin used to calculate the present value of the projected cash flows. Increases in prepayment rates for Level 3 securities will typically result in higher fair values, as increased prepayment rates accelerate the receipt of expected cash flows and reduce exposure to credit losses. Increases in the probability of default and loss severities will result in lower fair values, as these increases reduce expected cash flows. Discount margin is the Company’s estimate of the current market spread above the respective benchmark rate. Higher discount margin will result in lower fair values, as it reduces the present value of the expected cash flows.

Prepayment rates generally move in the opposite direction of market interest rates. In the current environment, an increase in the probability of default will generally be accompanied with an increase in loss severity, as both are impacted by underlying collateral values. Discount margins are influenced by market expectations about the security’s collateral performance and, therefore, may directionally move with probability and severity of default; however, discount margins are also impacted by broader market forces, such as competing investment yields, sector liquidity, economic news, and other macroeconomic factors. At December 31, 2017, the Company did not have any available-for-sale investment securities classified within Level 3.

Mortgage Servicing Rights The significant unobservable inputs used in the fair value measurement of the Company’s MSRs are expected prepayments and the option adjusted spread that is added to the risk-free rate to discount projected cash flows. Significant increases in either of these inputs in isolation would result in a significantly lower fair value measurement. Significant decreases in either of these inputs in isolation would result in a significantly higher fair value measurement. There is no direct interrelationship between prepayments and option adjusted spread. Prepayment rates generally move in the opposite direction of market interest rates. Option adjusted spread is generally impacted by changes in market return requirements.

The following table shows the significant valuation assumption ranges for MSRs at December 31, 2017:

	Minimum	Maximum	Average
Expected prepayment	6%	17%	10%
Option adjusted spread	7	10	8

Derivatives The Company has two distinct Level 3 derivative portfolios: (i) the Company’s commitments to purchase and originate mortgage loans that meet the requirements of a derivative and (ii) the Company’s asset/liability and customer-related derivatives that are Level 3 due to unobservable inputs related to measurement of risk of nonperformance by the counterparty. In addition, the Company’s Visa swaps are classified within Level 3.

The significant unobservable inputs used in the fair value measurement of the Company’s derivative commitments to purchase and originate mortgage loans are the percentage of commitments that actually become a closed loan and the MSR value that is inherent in the underlying loan value. A significant increase in the rate of loans that close would result in a larger derivative asset or liability. A significant increase in the inherent MSR value would result in an increase in the derivative asset or a reduction in the derivative liability. Expected loan close rates and the inherent MSR values are directly impacted by changes in market rates and will generally move in the same direction as interest rates.

The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to purchase and originate mortgage loans at December 31, 2017:

	Minimum	Maximum	Average
Expected loan close rate	6%	100%	80%
Inherent MSR value (basis points per loan)	(1)	184	117

The significant unobservable input used in the fair value measurement of certain of the Company’s asset/liability and customer-related derivatives is the credit valuation adjustment related to the risk of counterparty nonperformance. A significant increase in the credit valuation adjustment would result in a lower fair value measurement. A significant decrease in the credit valuation adjustment would result in a higher fair value measurement. The credit valuation adjustment is impacted by changes in the Company’s assessment of the counterparty’s credit position. At December 31, 2017, the minimum, maximum and average credit valuation adjustment as a percentage of the derivative contract fair value prior to adjustment was 0 percent, 98 percent and 2 percent, respectively.

The significant unobservable inputs used in the fair value measurement of the Visa swaps are management’s estimate of the probability of certain litigation scenarios, and the timing of the resolution of the related litigation loss estimates in excess, or shortfall, of the Company’s proportional share of escrow funds. An increase in the loss estimate or a delay in the resolution of the related litigation would result in an increase in the derivative liability. A decrease in the loss estimate or an acceleration of the resolution of the related litigation would result in a decrease in the derivative liability.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2017
Available-for-sale securities
U.S. Treasury and agencies	$22,572	$729	$–	$–	$23,301
Mortgage-backed securities
Residential
Agency	–	38,031	–	–	38,031
Commercial
Agency	–	6	–	–	6
Asset-backed securities
Other	–	419	–	–	419
Obligations of state and political
subdivisions	–	6,358	–	–	6,358
Other investments	22	–	–	–	22
Total available-for-sale	22,594	45,543	–	–	68,137
Mortgage loans held for sale	–	3,534	–	–	3,534
Mortgage servicing rights	–	–	2,645	–	2,645
Derivative assets	6	1,960	516	(652)	1,830
Other assets	154	1,163	–	–	1,317
Total	$22,754	$52,200	$3,161	$(652)	$77,463
Derivative liabilities	$–	$1,958	$409	$(1,130)	$1,237
Short-term borrowings and other liabilities(c)	101	894	–	–	995
Total	$101	$2,852	$409	$(1,130)	$2,232
December 31, 2016
Available-for-sale securities
U.S. Treasury and agencies	$16,355	$772	$–	$–	$17,127
Mortgage-backed securities
Residential
Agency	–	43,138	–	–	43,138
Non-agency
Prime(a)	–	–	242	–	242
Non-prime(b)	–	–	195	–	195
Commercial
Agency	–	15	–	–	15
Asset-backed securities
Other	–	481	2	–	483
Obligations of state and political subdivisions	–	5,039	–	–	5,039
Corporate debt securities	–	–	9	–	9
Other investments	36	–	–	–	36
Total available-for-sale	16,391	49,445	448	–	66,284
Mortgage loans held for sale	–	4,822	–	–	4,822
Mortgage servicing rights	–	–	2,591	–	2,591
Derivative assets	–	2,416	554	(984)	1,986
Other assets	183	1,137	–	–	1,320
Total	$16,574	$57,820	$3,593	$(984)	$77,003
Derivative liabilities	$7	$2,469	$383	$(1,185)	$1,674
Short-term borrowings and other liabilities(c)	142	938	–	–	1,080
Total	$149	$3,407	$383	$(1,185)	$2,754
(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Primarily represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)		Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
2017
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$242	$–		$(2)		$–	$(234)	$(6)	$–		$–	$–	$–
Non-prime(b)	195	–		(17)		–	(175)	(3)	–		–	–	–
Asset-backed securities
Other	2	–		–		–	(2)	–	–		–	–	–
Corporate debt securities	9	–		2		–	(11)	–	–		–	–	–
Total available-for-sale	448	–		(17	)(e)	–	(422)	(9)	–		–	–	–
Mortgage servicing rights	2,591	(404	)(c)	–		13	–	–	445	(f)	–	2,645	(404	)(c)
Net derivative assets and liabilities	171	317	(d)	–		1	(10)	–	–		(372)	107	(52	)(g)

2016
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$318	$(1)		$–		$–	$–	$(75)	$–		$–	$242	$–
Non-prime(b)	240	(1)		(2)		–	–	(42)	–		–	195	(2)
Asset-backed securities
Other	2	–		–		–	–	–	–		–	2	–
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	569	(2	)(h)	(2	)(e)	–	–	(117)	–		–	448	(2)
Mortgage servicing rights	2,512	(488	)(c)	–		43	–	–	524	(f)	–	2,591	(488	)(c)
Net derivative assets and liabilities	498	332	(i)	–		2	(14)	–	–		(647)	171	(257	)(j)

2015
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$405	$–		$(4)		$–	$–	$(83)	$–		$–	$318	$(4)
Non-prime(b)	280	(1)		(1)		–	–	(38)	–		–	240	(1)
Asset-backed securities
Other	62	4		(2)		–	(51)	(11)	–		–	2	–
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	756	3	(k)	(7	)(e)	–	(51)	(132)	–		–	569	(5)
Mortgage servicing rights	2,338	(487	)(c)	–		29	–	–	632	(f)	–	2,512	(487	)(c)
Net derivative assets and liabilities	574	707	(l)	–		1	(13)	–	–		(771)	498	135	(m)
(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Included in mortgage banking revenue.
(d)	Approximately $21 million included in other noninterest income and $296 million included in mortgage banking revenue.
(e)	Included in changes in unrealized gains and losses on securities available-for-sale.
(f)	Represents MSRs capitalized during the period.
(g)	Approximately $(77) million included in other noninterest income and $25 million included in mortgage banking revenue.
(h)	Approximately $(3) million included in securities gains (losses) and $1 million included in interest income.
(i)	Approximately $(77) million included in other noninterest income and $409 million included in mortgage banking revenue.
(j)	Approximately $(276) million included in other noninterest income and $19 million included in mortgage banking revenue.
(k)	Included in interest income.
(l)	Approximately $289 million included in other noninterest income and $418 million included in mortgage banking revenue.
(m)	Approximately $92 million included in other noninterest income and $43 million included in mortgage banking revenue.

The Company is also required periodically to measure certain other financial assets at fair value on a nonrecurring basis. These measurements of fair value usually result from the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

The following table summarizes the balances as of the measurement date of assets measured at fair value on a nonrecurring basis, and still held as of December 31:

	2017				2016
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans(a)	$–	$–	$150	$150	$–	$–	$59	$59
Other assets(b)	–	–	31	31	–	–	60	60
(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2017	2016	2015
Loans(a)	$171	$192	$175
Other assets(b)	20	32	42
(a)	Represents write-downs of student loans held for sale based on non-binding quoted prices received for the portfolio that were subsequently transferred to loans, and write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Fair Value Option

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2017			2016
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$3,534	$3,434	$100	$4,822	$4,763	$59
Nonaccrual loans	1	2	(1)	2	3	(1)
Loans 90 days or more past due	1	1	–	1	1	–

Disclosures About Fair Value of Financial Instruments

The following table summarizes the estimated fair value for financial instruments as of December 31, 2017 and 2016, and includes financial instruments that are not accounted for at fair value. In accordance with disclosure guidance related to fair values of financial instruments, the Company did not include assets and liabilities that are not financial instruments, such as the value of goodwill, long-term relationships with deposit, credit card, merchant processing and trust customers, other purchased intangibles, premises and equipment, deferred taxes and other liabilities. Additionally, in accordance with the disclosure guidance, insurance contracts and investments accounted for under the equity method are excluded.

The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2017					2016
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total

Financial Assets
Cash and due from banks	$19,505	$19,505	$–	$–	$19,505	$15,705	$15,705	$–	$–	$15,705
Federal funds sold and securities purchased under resale agreements	93	–	93	–	93	138	–	138	–	138
Investment securities held-to-maturity	44,362	4,613	39,095	15	43,723	42,991	4,605	37,810	20	42,435
Loans held for sale(a)	20	–	–	20	20	4	–	–	4	4
Loans	276,507	–	–	279,391	279,391	269,394	–	–	273,422	273,422
Other financial instruments	2,393	–	1,037	1,364	2,401	2,362	–	920	1,449	2,369

Financial Liabilities
Deposits	347,215	–	346,979	–	346,979	334,590	–	334,361	–	334,361
Short-term borrowings(b)	15,656	–	15,447	–	15,447	12,891	–	12,706	–	12,706
Long-term debt	32,259	–	32,377	–	32,377	33,323	–	33,678	–	33,678
Other liabilities	1,556	–	–	1,556	1,556	1,702	–	–	1,702	1,702
(a)	Excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)	Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

The fair value of unfunded commitments, deferred non-yield related loan fees, standby letters of credit and other guarantees is approximately equal to their carrying value. The carrying value of unfunded commitments, deferred non-yield related loan fees and standby letters of credit was $555 million and $618 million at December 31, 2017 and 2016, respectively. The carrying value of other guarantees was $192 million and $186 million at December 31, 2017 and 2016, respectively.